Convertible Notes Payable (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Aug. 25, 2014	Jan. 03, 2013	Jan. 02, 2012	May. 01, 2011	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Oct. 12, 2013
Note face amount					$ 184,166	$ 188,726	$ 92,000
Conversion price per share					$ 0.001			$ 0.001
Fair value of embedded conversion feature of convertible debt					$ 61,273	340,271	3,099
Amortization of the debt discount					273,458	721,360	18,130
2011 Note [Member]
Debt interest rate percentage				2.00%
Debt due date				Apr. 30, 2012
Note face amount				$ 32,000	24,166	28,726	32,000
Conversion price per share				$ 0.001
Debt discount					0	0	0
2012 Note [Member]
Debt interest rate percentage			2.00%
Debt due date			Jan. 01, 2013
Note face amount			$ 48,000		48,000	48,000	48,000
Conversion price per share			$ 0.001
Debt discount					0	0	0
2013 Note [Member]
Debt interest rate percentage		2.00%
Debt due date		Jan. 02, 2014
Note face amount		$ 12,000			12,000	12,000	12,000
Conversion price per share		$ 0.001
Debt discount					0	0	$ 3,099
2014 Note [Member]
Debt interest rate percentage	12.00%
Debt due date	Feb. 25, 2015
Note face amount	$ 50,000				$ 100,000	100,000
Conversion price per share	$ 0.25
Debt discount	$ 100,000					80,434
Warrants to purchase of common stock	800,000
Warrant exercise price per share	$ 0.25
Warrants term	5 years
Fair value of embedded conversion feature of convertible debt	$ 145,362
Amortization of the debt discount						$ 19,566